Fair Value Hierarchy	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement [Line Items]
Fair Value Hierarchy
31.
Fair value hierarchy

The following tables show financial instruments recognized at fair value for the years ended December 31, 2023 and 2022. Fair values have been determined based on:

•
Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities.
•
Level 2: Other techniques for which all inputs that significantly impact the recorded fair value that are observable, directly or indirectly.
•
Level 3: Techniques which use inputs that significantly impact the recorded fair value that are not based upon observable market data.

The table also includes financial instruments measured at amortized cost. The Group determined the book value of such instruments approximates their fair value.

December 31, 2023	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and Cash Equivalents	—	536,160	536,160	—	—
Financial Assets at Fair Value through Profit or Loss	104,387	—	104,387	104,387	—
Other Assets	—	11,782	11,782	—	—
Trade and Other Receivables	—	363,374	363,374	—	—
Derivative financial instruments (1)	2,040	—	2,040	—	2,040
	106,427	911,316	1,017,743	104,387	2,040

December 31, 2022	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and Cash Equivalents	—	468,092	468,092	—	—
Financial Assets at Fair Value through Profit or Loss	1,295	—	1,295	1,295	—
Other Assets	—	56,789	56,789	—	—
Trade and Other Receivables	—	240,446	240,446	—	—
Derivative financial instruments (1)	1,206	—	1,206	—	1,206
	2,501	765,327	767,828	1,295	1,206

December 31, 2023	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and Other Payables	—	(602,493)	(602,493)	—	—
Derivative financial instruments (1)	(948)	—	(948)	—	(948)
Lease Liabilities	—	(3,957)	(3,957)	—	—
	(948)	(606,450)	(607,398)	—	(948)

December 31, 2022	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and Other Payables	—	(407,874)	(407,874)	—	—
Derivative financial instruments (1)	(544)	—	(544)	—	(544)
Lease Liabilities	—	(4,079)	(4,079)	—	—
	(544)	(411,953)	(412,497)	—	(544)

(1) The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the terms of the contract.

There were no transfer of items between Level 2 and Level 3, acquisitions, disposals or gains or losses recognized in profit for the period related to Level 3 instruments occurred. Consequently, as of December 31, 2023 and 2022, the Group did not recognized any financial assets under Level 3.